UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments

UBS Cashfund Inc.
Schedule of investments – June 30, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

US government and agency obligations—1.50%

35,000	Federal Home Loan Mortgage Corp. (cost—	03/26/08 to	5.350 to
	$35,000,000)	07/21/08	5.400	35,000,000

Bank notes—3.66%

25,000	American Express, Federal Savings Bank	07/27/07	5.290[1]	24,999,985

30,000	US Bank N.A.	07/30/07	5.290[1]	30,000,895

30,000	Wachovia Bank N.A. (Charlotte)	09/04/07	5.350[1]	30,003,331

Total bank notes (cost—$85,004,211)				85,004,211

Certificates of deposit—16.90%

Non-US—12.60%
24,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/08/07	5.360	24,000,000

30,000	Calyon N.A., Inc.	01/16/08	5.325	30,000,000

22,000	Calyon N.A., Inc.	07/02/07	5.295[1]	21,996,783

30,000	Deutsche Bank AG	07/02/07	5.405[1]	30,000,000

10,000	Deutsche Bank AG	04/14/08	5.345	10,000,000

20,000	Mizuho Corporate Bank Ltd.	07/16/07	5.305	20,000,039

27,000	Natixis	07/02/07	5.420[1]	26,998,158

25,000	Natixis	06/02/08	5.365	25,000,000

50,000	Norinchukin Bank Ltd.	08/16/07 to	5.295 to
		10/10/07	5.320	50,000,000

30,000	Toronto-Dominion Bank	10/05/07	5.281	30,000,095

25,000	Westpac Banking Corp.	08/28/07	5.330	25,000,385

				292,995,460

US—4.30%
30,000	Citibank N.A.	09/06/07	5.310	30,000,000

30,000	SunTrust Bank	07/30/07	5.290[1]	30,000,476

40,000	Washington Mutual Bank FA	07/16/07	5.300	40,000,000

				100,000,476

Total certificates of deposit (cost—$392,995,936)				392,995,936

Commercial paper[2]—53.63%

Asset backed-banking—0.64%
15,000	Atlantis One Funding	10/09/07	5.190	14,785,912

Asset backed-miscellaneous—14.27%
33,000	Alpine Securitzation	07/02/07	5.330	33,000,000

18,000	Amsterdam Funding Corp.	07/11/07 to	5.240 to
		07/23/07	5.265	17,962,384

62,322	Falcon Asset Securitization Corp.	07/12/07 to	5.230 to
		07/20/07	5.290	62,201,654

60,623	Kitty Hawk Funding Corp.	07/18/07 to	5.240 to
		07/20/07	5.270	60,471,112

56,000	Old Line Funding Corp.	07/13/07 to	5.240 to
		08/03/07	5.280	55,830,498

16,000	Ranger Funding Co. LLC	07/20/07	5.260	15,957,920

10,630	Regency Markets No.1 LLC	07/16/07	5.290	10,608,132

16,000	Thunderbay Funding	07/18/07	5.250	15,962,667

30,000	Windmill Funding Corp.	07/11/07	5.290	29,960,325

30,000	Yorktown Capital LLC	07/23/07	5.300	29,907,250

				331,861,942

UBS Cashfund Inc.
Schedule of investments – June 30, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Commercial paper[2]—(concluded)

Asset backed-securities—13.25%
50,000	Beta Finance, Inc.	07/27/07 to
		07/30/07	5.220	49,810,050

35,000	CC (USA), Inc. (Centauri)	10/16/07	5.160	34,468,233

40,000	Clipper Receivables Co. LLC	07/06/07 to	5.265 to
		07/23/07	5.270	39,926,864

35,000	Grampian Funding LLC	11/21/07	5.185	34,284,182

30,000	K2 (USA) LLC	08/16/07	5.190	29,805,375

60,000	Scaldis Capital LLC	07/20/07	5.280	59,841,600

60,000	Solitaire Funding LLC	07/16/07 to	5.200 to
		07/23/07	5.290	59,866,806

				308,003,110

Banking-non-US—3.82%
63,000	Credit Suisse First Boston	07/11/07	5.260	62,917,155

26,000	Depfa Bank PLC	08/02/07	5.200	25,883,578

				88,800,733

Banking-US—10.11%
37,000	Barclays US Funding Corp.	08/01/07	5.235	36,838,588

16,000	BNP Paribas Finance	10/29/07	5.158	15,727,199

40,000	Dresdner US Finance, Inc.	07/05/07	5.270	39,982,433

33,000	HSBC USA, Inc.	09/28/07	5.255	32,576,097

55,000	ING (US) Funding LLC	07/09/07 to	5.195 to
		07/31/07	5.220	54,899,426

56,000	San Paolo IMI US Financial Co.	10/24/07	5.185	55,080,527

				235,104,270

Beverage/bottling—1.47%
35,000	Coca-Cola Co.	11/30/07	5.175	34,240,281

Brokerage—7.52%
60,000	Greenwich Capital Holdings, Inc.	08/10/07 to	5.170 to
		12/03/07	5.255	59,291,003

93,274	Merrill Lynch & Co., Inc.	08/01/07 to	5.200 to
		09/10/07	5.210	92,609,410

23,000	Morgan Stanley	07/02/07	5.340[1]	23,000,000

				174,900,413

Consumer products-nondurables—1.06%
25,000	Procter & Gamble International Funding SCA	09/14/07	5.240	24,730,722

Finance-noncaptive diversified—0.63%
15,000	General Electric Capital Corp.	11/09/07	5.150	14,721,042

Metals & mining—0.86%
20,000	Rio Tinto Finance Ltd.	07/05/07	5.260	19,991,233

Total commercial paper (cost—$1,247,139,658)				1,247,139,658

UBS Cashfund Inc.
Schedule of investments – June 30, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Short-term corporate obligations—18.28%

Asset backed-securities—8.09%
10,000	Beta Finance, Inc.[3]	01/08/08	5.310	10,000,000

15,000	CC USA, Inc. (Centauri)[3]	07/02/07	5.375[1]	15,003,051

33,000	Cullinan Finance Corp.[3]	07/02/07 to	5.300 to
		07/10/07	5.320[1]	32,998,187

15,000	Cullinan Finance Corp.[3]	01/16/08	5.320	15,000,000

60,000	Dorada Finance, Inc.[3]	07/02/07 to	5.350 to
		09/24/07	5.375[1]	60,008,778

30,000	K2 (USA) LLC[3]	06/02/08 to	5.346 to
		06/16/08	5.400	29,999,469

25,000	Links Finance LLC[3]	07/16/07	5.325[1]	25,001,024

				188,010,509

Automobile OEM—0.34%
8,000	American Honda Finance Corp.[3]	09/27/07	5.360[1]	8,001,143

Banking-non-US—4.90%
10,000	BNP Paribas	08/07/07	5.326[1]	10,000,000

20,000	Caja Ahorros Barcelona[3]	07/03/07	5.366[1]	20,000,000

60,000	HBOS Treasury Services PLC[3]	07/02/07	5.390[1]	60,000,000

24,000	Totta Ireland PLC[3]	07/09/07	5.320[1]	24,000,000

				114,000,000

Banking-US—1.94%
20,000	Bank of New York Co., Inc.[3]	07/12/07	5.290[1]	20,000,000

25,000	Wells Fargo & Co.	09/28/07	5.420[1]	25,005,871

				45,005,871

Finance-noncaptive consumer—0.86%
20,000	HSBC Finance Corp.	07/10/07	5.360[1]	20,001,381

Finance-noncaptive diversified—2.15%
50,000	General Electric Capital Corp.	07/09/07	5.445[1]	50,000,000

Total short-term corporate obligations (cost—$425,018,904)				425,018,904

Repurchase agreements—6.79%

156,900	Repurchase agreement dated 06/29/07 with Deutsche Bank, collateralized by $71,465,000 Federal Home Loan Bank obligations, zero coupon to 5.380% due 08/15/07 to 06/16/20, $60,233,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.070% due 10/16/07 to 01/19/27 and $30,000,000 Federal National Mortgage Association obligations, zero coupon due 08/31/07; (value—$160,040,001); proceeds: $156,969,298	07/02/07	5.300	156,900,000

1,076	Repurchase agreement dated 06/29/07 with State Street Bank & Trust Co., collateralized by $843,134 US Treasury Bonds, 8.000% due 11/15/21 and $17,998 US Treasury Notes, 3.375% due 09/15/09; (value—$1,098,890); proceeds: $1,076,345	07/02/07	3.850	1,076,000

Total repurchase agreements (cost—$157,976,000)				157,976,000

UBS Cashfund Inc.
Schedule of investments – June 30, 2007 (unaudited)

Total investments (cost—$2,343,134,709 which approximates cost for federal
income tax purposes)[4]—100.76%	2,343,134,709

Liabilities in excess of other assets—(0.76)%	(17,715,238)

Net assets (applicable to 2,325,655,346 shares of common stock outstanding equivalent to $1.00 per share)— 100.00%	2,325,419,471

1	Variable rate security. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of June 30, 2007, and reset periodically.

2	Interest rates shown are the discount rates at date of purchase.

3	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 14.62% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

OEM	Original Equipment Manufacturer

The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended June 30, 2007. There are no investments in affiliated issuers at June 30, 2007

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	03/31/07 ($)	06/30/07 ($)	06/30/07 ($)	06/30/07 ($)	06/30/07 ($)

UBS Private Money Market Fund LLC	1	5	6	-	-

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	66.0

United Kingdom	8.9

France	4.9

Japan	4.0

Germany	3.4

Swizwerland	2.7

Italy	2.4

Netherlands	2.3

Ireland	2.1

Canada	1.3

Australia	1.1

Spain	0.9

Total	100.0

Weighted average maturity — 58 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated March 31, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 29, 2007